Annual Fund Operating Expenses - iShares 0-3 Month Treasury Bond ETF - iShares 0-3 Month Treasury Bond ETF	Jun. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.03%

[1]	The amount rounded to 0.00%.